Average Annual Total Returns - Retail - Vanguard Consumer Discretionary Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions 10 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI US IMI/Consumer Discretionary (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Consumer Discretionary (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Consumer Discretionary (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US IMI/Consumer Discretionary 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Consumer Discretionary 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Consumer Discretionary 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Consumer Discretionary Spliced Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Consumer Discretionary Spliced Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Consumer Discretionary Spliced Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	27.55%	11.67%	16.51%	27.17%	11.31%	16.19%	16.55%	9.24%	14.03%	27.59%	12.08%	16.80%	27.65%	12.09%		31.09%	11.27%	13.48%	27.65%	11.75%	16.63%